Share-Based Compensation	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
13. SHARE-BASED COMPENSATION
On September 10, 2021, the Company adopted 2021 Share Incentive Plan (“the 2021 Plan”) with the purpose of providing incentives and rewards to its managements and employees.

Under the 2021 Plan, the Company’s Board of Directors has approved that a maximum aggregate number of shares that may be issued pursuant to all awards granted shall be 11,258,693 shares, 4,378,011 shares have been granted under the 2021 plan since adoption day.
Compensation expenses recognized for share-based awards granted by the Company were as follows:

	For the six months ended June 30,
	2024	2025
	RMB	RMB

General and administrative expenses	3,820	8,620
Sales and marketing expenses	—	731
Research and development expenses	—	347
Cost of revenues	—	175

Total	3,820	9,873

	For the six months ended June 30,
	2024	2025
	RMB	RMB
Share-based compensation expenses
-Related to management’s RSUs (a)	3,820	8,194
-Related to stock options (b)	—	1,679

Total	3,820	9,873

There was no income tax benefit recognized in the condensed consolidated statements of comprehensive income/(loss) for share-based compensation expenses and the Company did not capitalize any of the share-based compensation expenses as part of the cost of any assets for the six months ended June 30, 2024 and 2025, respectively.
(a) Management’s RSUs
On October 5, 2022, 1,421,181 RSUs representing 1,421,181 ordinary shares of the Company with par value US$0.0001 were granted to certain director, executive officer and management of the Company (“2022 RSUs”). 745,164 RSUs have immediately vested due to the service inception date preceded the grant date and the Company recognized RMB 33,600 on the grant date. 234,005 RSUs vested in 2023. 234,005 and 208,007 RSUs vest ed
in 2024 and 2025, respectively.
On January 15, 2025, 1,780,681 RSUs representing 1,780,681 ordinary shares of the Company with par value US$0.0001 were granted to certain director, executive officer and management of the Company (“2025 RSUs”). RSUs granted have both service condition and performance condition based on employees’ key performance indicators evaluation during the performance period. RSU granted are scheduled to be vested over service periods ranging from two months to two years. 1,299,766 RSUs are vested during the six months ended June 30, 2025.

The movement of the RSUs during the six months ended June 30, 2024 and 2025, was as follow:

	2022 RSUs		2025 RSUs
	Number of RSUs	Weighted average grant date fair value (US$)	Number of RSUs	Weighted average grant date fair value (US$)

Unvested as of January 1, 2024	442,012	6.3515	—	—
Vested	(208,006)	6.3515	—	—

Unvested as of June 30, 2024	234,006	6.3515	—	—

Unvested as of January 1, 2025	208,007	6.3515	—	—
Granted	—	6.3515	1,780,681	0.6727
Vested	(208,007)	6.3515	(1,299,766)	0.6727

Unvested as of June 30, 2025	—	—	480,915	0.6727

The fair value of the management’s 2025 RSUs was determined based on the market closing price of the Company’s ADS. The stock-based compensation was estimated based on the probability of performance condition and amortized over the respective vesting period on graded vesting method. The share-based compensation expenses related to management’s RSU for the six months ended June 30, 2024 and 2025 were RMB
3,820 and RMB 8,194, respectively.
As of June 30, 2025, there was RMB 1,218 of unamortized stock-based compensation expense related to unvested awards which is expected to be recognized over a weighted-average period of 0.72 years. The Company accounts for forfeitures as they occur.
(b) Stocks Options
On January 15, 2025, stock options
 representing 4,996,006 ordinary shares of the Company with par value US$0.0001 were granted to certain employees and executives of the Company. Options granted have both service condition and performance condition based on employees and executives’ key performance indicators evaluation during the performance period. Options granted are scheduled to be vested over service periods of two years. Nil stock options are vested during the six months ended June 30, 2025. The exercise price for the stock options is USD 1.98 per share. Total stock-based compensation was amortized over the respective vesting period on graded vesting method. The unrecognized stock-based compensation is RMB
 3,007 as of June 30, 2025, and the weighted-average remaining contractual term is 1.09 years.
The movement of the stock option during the six months ended June 30, 2025, was as follow:

	Number of stock options	Weighted average grant date fair value (US$)

Unvested as of January 1, 2025	—	—
Granted	4,996,006	0.1627
Vested	—	0.1627
Forfeited	(46,952)	0.1627

Unvested as of June 30, 2025	4,949,054	0.1627

The Company estimates the fair value of stock option on grant date using the binomial option pricing model and estimated the stock-based compensation based on the probability of performance condition. The binominal model requires the input of highly subjective assumptions, including the expected share price volatility and the suboptimal early exercise factor. For expected volatility, the Company has made reference to historical volatilities of several comparable companies. The suboptimal early exercise factor was estimated based on the Company’s expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. Subsequent to the IPO, fair value of the ordinary shares is determined based on the closing price of the Company’s publicly traded ADSs on the grant date.
The following table presents assumptions used to estimate the fair values of share options granted for the six months ended June 30, 202
5
:

For the six months ended June 30, 2025

Risk-free interest rate (1)	4.80%
Dividend yield (2)	0.00%
Volatility (3)	49.44%
Exercise multiple (4)	2.2-2.8

(1)
Risk-free interest rate – The risk-free interest rate for periods within the contractual life of the options is based on the yield of US government Bonds with a maturity life equal to the remaining maturity life of the stocks options as of the valuation date.

(2)	Dividend yield – The dividend yield is estimated based on the Company’s expected dividend policy over the expected term of the options.
(3)	Volatility – Volatility is estimated based on the historical volatility of common shares of several comparable publicly-traded companies in the same industry.
(4)	Exercise multiple – Exercise multiple is estimated based on changes in expected intrinsic value of the option and the likelihood of early exercise by employees.